Related party transactions	12 Months Ended
Mar. 31, 2013
Related party transactions [Abstract]
Related party transactions
20	Related party transactions

For the years presented, the principal related party transactions and amounts due to related parties are summarized as follows:

		Year ended March 31,
	Note	2011	2012	2013	2013
		RMB	RMB	RMB	US$

Rental of properties	(i)	1,440	1,440	1,440	232
Interest expenses	14	-	-	18,761	3,020

		March 31,
	Note	2012	2013	2013
		RMB	RMB	US$

Current liabilities
Amounts due to related parties	(i)&14	360	11,241	1,810

Note:

(i)	During the years ended March 31, 2011, 2012 and 2013, Beijing Jingjing Medical Equipment Co., Ltd. ("Beijing Jingjing"), a subsidiary of GMHL, leased a property to the Group under an operating lease. The monthly rental was RMB174 and renewed at a monthly rental of RMB120 (US$19) effective from July 2009. The lease runs for a period of 5.5 years expiring in December 2014 and does not include contingent rentals.